Goodwill	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Goodwill	GOODWILL

($ millions)	2022	2021
Goodwill, beginning of year	211.5	223.3
Southeast Saskatchewan asset disposition	—	(10.6)
Saskatchewan Viking asset disposition	(6.8)	—
Other dispositions	(0.8)	(1.2)
Goodwill, end of year	203.9	211.5
Goodwill has been assigned to the Canadian operating segment.
Impairment test of goodwill
The impairment tests of goodwill compared the recoverable amount of the Company's PP&E and E&E to the carrying amount of the combined PP&E, E&E and goodwill at December 31, 2022 and December 31, 2021. The recoverable amount of the Company's PP&E and E&E was estimated using independent reserve evaluator forecast benchmark commodity prices, proved plus probable reserve estimates and management's estimate of the fair market value of undeveloped land. See to Note 6 - "Exploration and Evaluation Assets" and Note 8 - "Property, Plant and Equipment" for additional information. As a result of these tests, the Company concluded that the estimated recoverable amounts exceeded the carrying amounts and no impairments were recorded.